Trade and other receivables - Summary of Trade Receivables Past Due and Not Specifically Impaired (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 1,375	£ 1,732	£ 1,741
Trade receivables specifically impaired net of provision	25	34	61
Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	903	1,229	1,251
Between 0 and 3 months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	308	371	293
Between 3 and 6 months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	45	42	44
Between 6 and 12 months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	49	40	25
Over 12 months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 45	£ 16	£ 67